Note 18 - Commitments and Contingencies (Details) - Future Outstanding Commitments for Installment Payments	Dec. 31, 2015 USD ($)
Future Outstanding Commitments for Installment Payments [Abstract]
2016	$ 62,365,151
2017	145,824,000
$ 208,189,151